MORTGAGE-BACKED SECURITIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Schedule of Held-to-maturity Securities [Line Items]
Investment securities - held to maturity	$ 36,618	$ 22,047
Purchases of mortgage-backed securities	21,184	98,710	$ 135,304
Accretion of other comprehensive loss on other- than-temporarily impaired securities held to maturity	188	347	$ 831
Mortgage-backed securities pledged as collateral	144,100	148,300
Mortgage-backed securities pledged as collateral, fair value	144,200	147,000
Mortgage-backed securities pledged as collateral, excess fair value	6,700	16,500
Collateralized Mortgage Obligations [Member]
Schedule of Held-to-maturity Securities [Line Items]
Investment securities - held to maturity	162,639	215,335
Decrease in mortgage-backed securities	(52,700)
MBS comprised of adjustable or floating rate investments	$ 162,600	$ 215,300
Percent of MBS comprised of adjustable or floating rate investments	100.00%	100.00%
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Schedule of Held-to-maturity Securities [Line Items]
Investment securities - held to maturity	$ 160,614	$ 212,781
Proceeds from repayments mortgage-backed securities	75,500
Purchases of mortgage-backed securities	23,200
Mortgage-backed Securities, Issued by Private Enterprises [Member]
Schedule of Held-to-maturity Securities [Line Items]
Investment securities - held to maturity	2,025	$ 2,554
Proceeds from repayments mortgage-backed securities	717
Accretion of other comprehensive loss on other- than-temporarily impaired securities held to maturity	$ 188